Note 19 - Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Fair Value Disclosures [Text Block]

Note 19. Fair Values of Financial Instruments

(in thousands)

Under the authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the three following categories:

Level 1	Quoted prices in active markets for identical assets or liabilities;

Level 2	Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	Unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company used the following methods and assumptions to estimate the fair value of financial instruments that are measured at fair value on a recurring basis:

Investment Securities

The fair values of debt securities available for sale are determined by third party matrix pricing, which is a mathematical technique widely used in the industry to value debt securities without relying exclusively on quoted prices for the specific securities but rather by relying on the securities’ relationship to other benchmark quoted securities (Level 2 inputs).

Derivative Instruments

Most of the Company’s derivative contracts are actively traded in over-the-counter markets and are valued using discounted cash flow models which incorporate observable market based inputs including current market interest rates, credit spreads, and other factors. Such instruments are categorized within Level 2 of the fair value hierarchy and include interest rate swaps. The Company’s interest rate lock commitments are valued using current market prices for mortgage-backed securities with similar characteristics, adjusted for certain factors including servicing and risk.

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2023:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Derivative instruments	$-	$865	$-	$865
Securities available for sale
Mortgage-backed securities	-	84,372	-	84,372
State, County, Municipals	-	92,978	-	92,978
Other securities	-	445	-	445
	$-	$178,660	$-	$178,660

The following table presents investment securities that are measured at fair value on a recurring basis as of December 31, 2022:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Mortgage-backed securities	-	96,972	-	96,972
State, County, Municipals	-	103,913	-	103,913
Other securities	-	437	-	437
	$-	$201,322	$-	$201,322

Individually Evaluated Loans

For loans that do not share similar risk characteristics with other loans, an individual analysis is performed to determine the expected credit loss. If the respective loan is collateral dependent (that is, when the borrower is experiencing financial difficulty and repayment is expected to be provided substantially through the operation or sale of the collateral), the expected credit loss is measured as the difference between the amortized cost basis of the loan and the fair value of the collateral. The fair value of collateral is initially based on external appraisals. Generally, collateral values for loans for which measurement of expected losses is dependent on the fair value of such collateral are updated every twelve months, either from external third parties or in-house certified appraisers. Third-party appraisals are obtained from a pre-approved list of independent, local appraisal firms. The fair value of the collateral derived from external appraisal is then adjusted for the estimated cost to sell if repayment or satisfaction of a loan is dependent on the sale (rather than only on the operation) of the collateral. Other acceptable methods for determining the expected credit losses for individually evaluated loans (typically used when the loan is not collateral dependent) is a discounted cash flow approach or, if applicable, an observable market price. Once the expected credit loss amount is determined, an allowance equal to such expected credit loss is included in the ACL. Since not all valuation inputs are observable, these nonrecurring fair value determinations are classified as Level 3. Individually evaluated loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors previously identified.

Other real estate owned

OREO is primarily comprised of real estate acquired in partial or full satisfaction of loans. OREO is recorded at its estimated fair value less estimated selling and closing costs at the date of transfer, with any excess of the related loan balance over the fair value less expected selling costs charged to the ACL. Subsequent changes in fair value are reported as adjustments to the carrying amount and are recorded against earnings. The Company outsources the valuation of OREO with material balances to third party appraisers. The Company reviews the third-party appraisal for appropriateness and adjusts the value downward to consider selling and closing costs, which typically approximate 25% of the appraised value. Given that fair value, when recorded, is determined based on appraisals by qualified licensed appraisers and adjusted for management’s estimates of costs to sell, values for OREO are classified as Level 3.

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2023 and 2022 and were still held at those respective dates:

	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2023
Loans individually evaluated for impairment	$-	$-	$2,082	$2,082
Other real estate owned	-	-	260	260
	$-	$-	$2,342	$2,342

December 31, 2022
Loans individually evaluated for impairment	$-	$-	$2,074	$2,074

Total	$-	$-	$2,074	$2,074

Individually evaluated loans with a carrying value of $2,224 and $2,190 had an allocated ACL of $142 and $116 at December 31, 2023 and December 31, 2022, respectively. The allocated allowance is based on the carrying value of the impaired loan and the fair value of the underlying collateral less estimated costs to sell.

After monitoring the carrying amounts for subsequent declines or impairment after foreclosure, management determined that a fair value adjustments to OREO in the amount of $0 and $-0- was necessary and recorded during the year ended December 31, 2023 and December 31, 2022, respectively.

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2023 and December 31, 2022:

		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant	Total
	Carrying	Identical	Observable	Unobservable	Fair
	Value	Assets	Inputs	Inputs	Value
2023		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$14,553	$14,553	$-	$-	$14,553
Interest bearing deposits with banks	79,923	79,923	-	-	79,923
Securities held-to-maturity	387,799	-	355,418	-	355,418
Securities available-for-sale	177,795	-	177,795	-	177,795
Net LHFI	634,394	-	-	606,273	606,273
Derivative instruments	865	-	865	-	865
Financial liabilities
Deposits	1,170,077	923,551	221,882	-	1,145,433
Short-term borrowings	158,086	158,086	-	-	158,086
Borrowings on secured line of credit	18,000	18,000	-	-	18,000

		Quoted Prices
		in Active	Significant
		Markets for	Other	Significant	Total
	Carrying	Identical	Observable	Unobservable	Fair
	Value	Assets	Inputs	Inputs	Value
2022		(Level 1)	(Level 2)	(Level 3)
Financial assets
Cash and due from banks	$26,948	$26,948	$-	$-	$26,948
Interest bearing deposits with banks	1,646	1,646	-	-	1,646
Securities held-to-maturity	406,590	-	375,292	-	375,292
Securities available-for-sale	201,322	-	201,322	-	201,322
Net loans	580,052	-	-	541,173	541,173
Financial liabilities
Deposits	1,126,402	947,479	178,902	-	1,126,381
Short-term Borrowings	127,574	127,574	-	-	127,574
Borrowings on secured line of credit	18,000	18,000	-	-	18,000